ORGANIZATION AND PRINCIPAL ACTIVITIES - Details of History of the Group (Details) - shareholder	1 Months Ended	12 Months Ended
	Mar. 31, 2008	Dec. 31, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of founding shareholders	5
Acquisition of equity interest percentage		80.00%
Purchased acquisition of equity interest percentage		20.00%